Fair Value (Financial Instruments Carried at Other Than Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Policy loans	$ 1,523	$ 1,517
Liabilities
Collateral financing arrangement	0	2,797
Separate account liabilities	118,257	113,043
Estimated Fair Value
Assets
Mortgage loans	10,871	9,387
Policy loans	1,740	1,758
Real estate joint ventures	22	44
Other limited partnership interests	28	42
Premiums, reinsurance and other receivables	2,113	3,283
Liabilities
Policyholder account balances	15,927	17,457
Long-term debt	3,639	2,117
Collateral financing arrangement	0	2,797
Other liabilities	314	323
Separate account liabilities	1,210	1,114
Estimated Fair Value | Level 1
Assets
Mortgage loans	0	0
Policy loans	0	0
Real estate joint ventures	0	0
Other limited partnership interests	0	0
Premiums, reinsurance and other receivables	0	0
Liabilities
Policyholder account balances	0	0
Long-term debt	0	0
Collateral financing arrangement	0	0
Other liabilities	0	0
Separate account liabilities	0	0
Estimated Fair Value | Level 2
Assets
Mortgage loans	0	0
Policy loans	781	780
Real estate joint ventures	0	0
Other limited partnership interests	0	0
Premiums, reinsurance and other receivables	128	834
Liabilities
Policyholder account balances	0	0
Long-term debt	3,039	2,117
Collateral financing arrangement	0	0
Other liabilities	100	110
Separate account liabilities	1,210	1,114
Estimated Fair Value | Level 3
Assets
Mortgage loans	10,871	9,387
Policy loans	959	978
Real estate joint ventures	22	44
Other limited partnership interests	28	42
Premiums, reinsurance and other receivables	1,985	2,449
Liabilities
Policyholder account balances	15,927	17,457
Long-term debt	600	0
Collateral financing arrangement	0	2,797
Other liabilities	214	213
Separate account liabilities	0	0
Carrying Value
Assets
Mortgage loans	10,627	9,242
Policy loans	1,523	1,517
Real estate joint ventures	5	12
Other limited partnership interests	36	44
Premiums, reinsurance and other receivables	1,758	2,789
Liabilities
Policyholder account balances	15,791	16,226
Long-term debt	3,601	1,887
Collateral financing arrangement	0	2,797
Other liabilities	314	323
Separate account liabilities	$ 1,210	$ 1,114